8. Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

Note 8 – Income Taxes

We account for income taxes under the provisions of ASC Topic 740, Income Taxes, which provides for an asset and liability approach for income taxes. Under this approach, deferred tax assets and liabilities are recognized based on anticipated future tax consequences, using currently enacted laws, attributable to temporary differences between the carrying value amounts of assets and liabilities for financial reporting purposes and the amounts calculated for income tax purposes.

The Company’s net deferred tax assets are as follows:

	As of December 31,
	2018	2017
Deferred tax assets:
Unrealized loss on marketable securities held in Trust Account	$–	$18,678
Total deferred tax assets	–	18,678
Deferred tax liabilities:
Unrealized gain on marketable securities held in Trust Account	(438)	$–
Deferred tax assets (liabilities), net	(438)	18,678
Valuation allowance	–	–
Deferred tax assets (liabilities), net of allowance	$(438)	$18,678

The income tax provision (benefit) consists of the following:

	Year Ended December 31, 2018	For the Period From May 9, 2017 (Inception) to December 31, 2017
Federal
Current	$366,374	$63,395
Deferred	13,969	(13,647)
State and Local
Current	190,383	22,327
Deferred	5,147	(5,031)
Income tax provision	$575,873	$67,044

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	Year Ended December 31, 2018	For the Period From May 9, 2017 (Inception) to December 31, 2017
Statutory federal income tax rate	21.0%	30.8%
State and local taxes, net of federal benefit	7.7%	6.8%
Permanent differences	4.8%	0.2%
Effect of federal rate change on deferred taxes	0.0%	3.6%
Income tax provision	33.5%	41.4%